October 29, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Municipal Funds, Inc. (the "Registrant")
  -BNY Mellon AMT-Free Municipal Bond Fund

-BNY Mellon High Yield Municipal Bond Fund

1933 Act File No.:  33-42162

1940 Act File No.: 811-06377

CIK No.: 0000878092

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended August 31, 2024.

Please direct any questions or comments to the attention of the undersigned at 412-236-3018.

Sincerely yours,

 /s/ Nicole B. Evoy
Nicole B. Evoy
Associate, Paralegal II

Enclosure